Acquisition of TCBM Holdings, LLC (Tables)	9 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Schedule of Fair Value of Net Assets Acquired

Details regarding the book values and fair values of the net assets acquired are as follows:

	Book Value	Fair Value	Difference
	(Unaudited)	(Unaudited)	(Unaudited)
Cash	$543,411	$543,411	$-
Inventory	70,580	70,580	-
Property and Equipment	36,363	36,363	-
Total	$650,354	$650,354	$-

Schedule of Assets Acquired

For certain items, the carrying value is determined to be a reasonable approximation of fair value based on information available to the Company.

Assets acquired	As of November 30, 2019

Cash	$546,411
Inventory (i)	70,580
Property, plant and equipment (ii)	36,363
653,354
Goodwill (iii)	1,346,646
Total purchase price	$2,000,000

(i)	Inventories acquired were sold on March 11, 2020
(ii)	Property, plant and equipment acquired includes computers, software and other office equipment.
(iii)	Goodwill is recorded when the cost of acquired businesses exceeds the fair value of the identifiable net assets acquired.

Schedule of Goodwill

The changes in the carrying amount of goodwill for the period from November 30, 2019 through March 31, 2020 were as follows:

Balance as of November 30, 2019	$1,346,646
Additions and adjustments	-
Balance as of March 31, 2020	$1,346,646